SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax current year			$ 10
Over provision for previous years		(310)	(50)
Deferred tax			(13)
Income tax benefit		$ (310)	$ (53)